Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounts receivable	$ 817,918	$ 3,044,718		$ 1,290,312
Less: allowance for doubtful accounts	(81,649)	(163,479)		(80,979)
Accounts receivable, net	736,269	$ 2,881,239		$ 1,209,333
Theralink Technologies Inc [Member]
Accounts receivable	46,660		$ 35,957
Less: allowance for doubtful accounts	(22,750)		(3,832)
Accounts receivable, net	$ 23,910		$ 32,125